Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Trading Assets and Liabilities
Trading assets	284,242	279,748
Trading liabilities	115,852	127,809
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	160,094	144,961
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	68,883	66,986
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	42,216	52,735
Trading liabilities	48,613	60,170
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	13,049	15,066
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	67,239	67,639